VESSELS AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	$ 2,269,946	$ 2,342,165
Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	2,257,823	2,323,547	$ 1,839,071
Collateral pledged
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	2,269,900	$ 2,342,200
Flex Rainbow, Flex Enterprise, and Flex Endeavour | Vessels and equipment
Property, Plant and Equipment [Line Items]
Vessels and equipment, net	$ 675,500